Income Taxes (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Combined statutory tax rate	27.00%	27.00%	27.00%
Income tax recovery	$ 406,000	$ 0	$ 0
Tax rate	27.00%
Non-capital loss carry-forwards [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 31,125,000	22,505,000
Operating losses carry forward [Member] | United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 44,265,000	$ 44,965,000